OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2022
Disclosure of other operating income (expense) [Abstract]
OTHER OPERATING INCOME
NOTE 8: OTHER OPERATING INCOME

	2022 £m	2021 £m	2020 £m
Operating lease rental income	1,077	1,059	1,120
Gains less losses on disposal of financial assets at fair value through other comprehensive income (note 33)	(76)	(116)	145
Liability management	(21)	(39)	(216)
Intercompany recharges and other	1,229	1,095	1,001
Total other operating income	2,209	1,999	2,050